FAIR VALUE MEASUREMENTS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Recurring basis Carrying Value Interest rate change feature CNY	Dec. 31, 2012 Recurring basis Significant Unobservable Inputs (Level 3) Interest rate change feature CNY	Dec. 31, 2012 Nonrecurring basis Carrying Value CNY	Dec. 31, 2012 Nonrecurring basis Significant Unobservable Inputs (Level 3) CNY
Assets:
IRCF					181	181
Property and equipment & Other non-current assets	238,707	319,611		38,315			1,672	1,672
Intangible assets	292,758	498,715					174,944	174,944
Goodwill	674,676	1,084,151	769,862	108,293			749,755	749,755
Property and equipment impairment charges	130,545	0	0
Other non-current assets impairment charges	55,825
Goodwill impairment charges	478,710	25,336
Intangible assets impairment charges	191,616